Segment Information - Schedule of Identifiable Long-Lived Assets, Net (Details)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Identifiable long-lived assets, net:
Total identifiable long-lived assets, net	¥ 2,328,617	$ 325,062	¥ 955,974
IT Related Solution Services [Member]
Identifiable long-lived assets, net:
Total identifiable long-lived assets, net	2,328,617		955,974
Educational content service and other services [Member]
Identifiable long-lived assets, net:
Total identifiable long-lived assets, net